Disaggregation of Revenue and Contract Balances	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Disaggregation of Revenue and Contract Balances
5. Disaggregation of Revenue and Contract Balances
The Company generally recognizes revenue over time as control transfers to a customer based upon the extent of progress towards satisfaction of the performance obligation. For services delivered under fixed price contracts, the Company uses the ratio of actual costs incurred to total estimated costs at completion (an input method) as a reasonable measure of progress towards the satisfaction of a performance in order to estimate the portion of revenue earned. A contract containing a mix of hourly and fixed fee assignments may be characterized as one lump sum contract for purposes of ASC Topic 606. As such, a contract must contain hourly billed components exclusively to qualify for the as-billed
practical expedient in ASC Topic 606. For the three and nine months ended September 30, 2021, the Company derived 96.2% and 95.5% of its revenue from contracts classified as lump sum, and 3.8% and 4.5% of its revenue from exclusively time and material contracts, respectively. The Company had approximately $114.6 million in remaining performance obligations as of September 30, 2021 of which it expects to recognize approximately 99.1% within the next twelve months and the remaining 0.9% thereafter.
The Company recognized $0.1 million and $1.3 million of revenue for the three and nine months ended September 30, 2021, which was included in the contract liabilities balance as of December 31, 2020 and $0.4 million and $4.5 million of revenue for the three and nine months ended September 30, 2020, which was included in the contract liabilities balance as of December 31, 2019.

5. Disaggregation of Revenue and Contract Balances
Contracts are considered lump sum and evaluated for cost-basis percentage completion revenue calculation if any of the components of the contract are subject to fixed fee or unit pricing. As such, a lump sum contract may contain a mix of hourly and fixed fee components. A contract must contain hourly billed components exclusively to qualify for the as-billed
practical expedient in ASC Topic 606. For the year ended December 31, 2020, the Company derived 95.3% of its revenue from contracts classified as lump sum, and 4.7% of its revenue from exclusively time and material contracts. The Company had approximately $81.3 million in remaining performance obligations as of December 31, 2020 of which it expects to recognize approximately 67% within the next twelve months and the remaining 33% thereafter.
The Company recognized $32.7 million of revenue for the year ended December 31, 2019, which was included in the contract liabilities balance as of December 31, 2018 and $32.8 million of revenue for the year ended December 31, 2020, which was included in the contract liabilities balance as of December 31, 2019.